UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22839

Eagle Growth and Income Opportunities Fund

(Exact name of registrant as specified in charter)

100 Wall Street, 11th Floor

New York, NY 10005

(Address of principal executive offices) (Zip code)

Steven A. Baffico

100 Wall Street, 11th Floor

New York, NY 10005

(Name and address of agent for service)

Copies of Communications to:

Stephen H. Bier

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Registrant's telephone number, including area code: (212) 701-4500

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited)	September 30, 2017

Investments	Shares	Value
COMMON STOCKS‡‡ – 67.0% (50.8% of Total Investments)
Agriculture – 5.6%
Altria Group, Inc.	58,520	$3,711,338
Philip Morris International, Inc.(a)	36,652	4,068,739
Total Agriculture		7,780,077
Automobiles – 2.5%
Ford Motor Co.	284,978	3,411,187
Banks – 5.1%
Bank of Montreal (Canada)	48,719	3,688,516
Canadian Imperial Bank of Commerce (Canada)	38,595	3,377,834
Total Banks		7,066,350
Chemicals – 3.2%
DowDuPont, Inc.	32,244	2,232,252
LyondellBasell Industries NV, Class A	22,717	2,250,119
Total Chemicals		4,482,371
Communications Equipment – 2.8%
Cisco Systems, Inc.	114,094	3,836,981
Electric Utilities – 5.2%
PPL Corp.	99,721	3,784,412
Southern Co. (The)	70,537	3,466,188
Total Electric Utilities		7,250,600
Household Durables – 2.3%
Tupperware Brands Corp.	51,709	3,196,650
Industrial Conglomerates – 2.5%
General Electric Co.	143,580	3,471,764
Insurance – 1.6%
MetLife, Inc.	43,375	2,253,331
Media – 2.6%
Regal Entertainment Group, Class A	225,215	3,603,440
Multi-Utilities – 4.1%
CenterPoint Energy, Inc.	118,271	3,454,696
National Grid PLC, ADR (United Kingdom)	35,882	2,250,160
Total Multi-Utilities		5,704,856
Oil, Gas & Consumable Fuels – 5.0%
Chevron Corp.	19,675	2,311,813
Occidental Petroleum Corp.	24,803	1,592,601
See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (continued)	September 30, 2017

Investments	Shares	Value
COMMON STOCKS‡‡ (continued)
Oil, Gas & Consumable Fuels (continued)
TOTAL SA, ADR (France)	57,314	$3,067,445
Total Oil, Gas & Consumable Fuels		6,971,859
Pharmaceuticals – 6.6%
AbbVie, Inc.	28,409	2,524,424
Merck & Co., Inc.	45,668	2,924,122
Pfizer, Inc.	103,169	3,683,133
Total Pharmaceuticals		9,131,679
Real Estate Investment Trusts (REITs) – 8.1%
Digital Realty Trust, Inc.(a)	33,674	3,984,644
EPR Properties	39,256	2,737,713
Highwoods Properties, Inc.	52,894	2,755,249
Host Hotels & Resorts, Inc.	97,477	1,802,350
Total Real Estate Investment Trusts (REITs)		11,279,956
Technology Hardware, Storage & Peripherals – 2.3%
Seagate Technology PLC	95,135	3,155,628
Telecommunications – 7.5%
AT&T, Inc.(a)	108,053	4,232,436
CenturyLink, Inc.	133,638	2,525,758
Verizon Communications, Inc.	74,509	3,687,451
Total Telecommunications		10,445,645
Total Common Stocks
(Cost $89,640,594)		93,042,374
PREFERRED STOCKS‡‡ – 26.5% (20.1% of Total Investments)
Banks – 15.9%
Bank of America Corp., Series W, 6.63%	20,000	543,800
Bank of America Corp., Series Y, 6.50%	40,000	1,077,600
BB&T Corp., Series E, 5.63%	40,000	1,012,000
BOK Financial Corp., 5.38%‡‡‡	30,000	764,100
Citigroup, Inc., Series J, 7.13%	20,000	579,800
Citigroup, Inc., Series K, 6.88%	40,000	1,159,600
Fifth Third Bancorp, Series I, 6.63%‡‡‡	40,000	1,199,600
First Horizon National Corp., Series A, 6.20%‡‡‡	40,000	1,012,000
Huntington Bancshares, Inc./Oh, Series D, 6.25%	20,000	548,400
JPMorgan Chase & Co., Series Y, 6.13%	40,000	1,070,000
JPMorgan Chase & Co., Series AA, 6.10%	40,000	1,078,400
PNC Financial Services Group, Inc. (The), Series P, 6.13%	20,000	574,200
Regions Financial Corp., Series A, 6.38%‡‡‡	20,000	509,000
See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (continued)	September 30, 2017

Investments	Shares	Value
PREFERRED STOCKS‡‡ (continued)
Banks (continued)
Regions Financial Corp., Series B, 6.38%‡‡‡	40,000	$1,143,200
SunTrust Banks, Inc., Series E, 5.88%‡‡‡	40,000	1,018,000
US Bancorp, Series F, 6.50%	50,000	1,457,500
Wells Fargo & Co., 6.63%	80,000	2,312,800
Wells Fargo & Co., Series L, 7.50%‡‡‡	3,000	3,945,000
Wells Fargo & Co., Series Q, 5.85%	40,000	1,091,200
Total Banks		22,096,200
Capital Markets – 5.1%
Bank of New York Mellon Corp. (The), 5.20%	20,000	506,200
Charles Schwab Corp. (The), Series B, 6.00%	20,000	507,800
Charles Schwab Corp. (The), Series C, 6.00%‡‡‡	20,000	542,800
Goldman Sachs Group, Inc. (The), 5.95%	40,000	1,021,600
Goldman Sachs Group, Inc. (The), Series K, 6.38%	40,000	1,170,800
Morgan Stanley, Series I, 6.38%	60,000	1,700,400
Northern Trust Corp., Series C, 5.85%	20,000	520,600
State Street Corp., Series E, 6.00%	40,000	1,066,800
Total Capital Markets		7,037,000
Consumer Finance – 2.3%
Capital One Financial Corp., Series D, 6.70%‡‡‡	60,000	1,630,200
Discover Financial Services, Series B, 6.50%	60,000	1,527,000
Total Consumer Finance		3,157,200
Electric Utilities – 1.1%
Alabama Power Co., 6.45%‡‡‡	40,000	1,000,000
Southern Co. (The), 6.25%	20,000	548,000
Total Electric Utilities		1,548,000
Insurance – 2.1%
Allstate Corp. (The), Series E, 6.63%	60,000	1,608,000
Hartford Financial Services Group, Inc. (The), 7.88%	20,000	607,200
WR Berkley Corp., 5.75%	30,000	786,900
Total Insurance		3,002,100
Total Preferred Stocks
(Cost $35,242,247)		36,840,500
MASTER LIMITED PARTNERSHIPS‡‡ – 3.7% (2.8% of Total Investments)
Oil, Gas & Consumable Fuels – 3.7%
Energy Transfer Partners LP	116,261	2,126,414
Enterprise Products Partners LP	62,037	1,617,304
See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (continued)	September 30, 2017

Investments	Shares	Value
MASTER LIMITED PARTNERSHIPS‡‡ (continued)
Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline LP	67,068	$1,421,171
Total Master Limited Partnerships
(Cost $7,349,415)		5,164,889
EXCHANGE - TRADED FUNDS‡‡ – 12.0% (9.1% of Total Investments)
Debt Fund – 12.0%
iShares iBoxx $ High Yield Corporate Bond ETF(b)	94,230	8,363,855
SPDR Bloomberg Barclays High Yield Bond ETF(b)	223,420	8,338,034
Total Exchange - Traded Funds
(Cost $16,942,092)		16,701,889
	Principal	Value
CORPORATE BONDS‡‡‡– 18.0% (13.6% of Total Investments)
Advertising – 0.1%
WPP Finance 2010 (United Kingdom), 5.63%, 11/15/43	$150,000	168,581
Aerospace & Defense – 0.2%
Harris Corp., 4.85%, 04/27/35	300,000	335,492
Agriculture – 0.5%
Altria Group, Inc., 9.95%, 11/10/38	100,000	171,009
Altria Group, Inc., 10.20%, 02/06/39	100,000	175,436
Reynolds American, Inc., 8.13%, 05/01/40	150,000	221,126
RJ Reynolds Tobacco Co., 8.13%, 05/01/40	125,000	171,115
Total Agriculture		738,686
Auto Parts & Equipment – 0.2%
Johnson Controls International PLC (Ireland), 4.63%, 07/02/44	300,000	323,988
Automobiles – 0.2%
Ford Motor Co., 4.75%, 01/15/43	150,000	147,431
General Motors Financial Co., Inc., 4.00%, 01/15/25	150,000	152,489
Total Automobiles		299,920
Banks – 0.1%
HSBC Holdings PLC (United Kingdom), 6.80%, 06/01/38	125,000	170,740
Beverages – 0.2%
Anheuser-Busch InBev Worldwide, Inc., 4.44%, 10/06/48	202,000	216,569
Biotechnology – 0.5%
Amgen, Inc., 5.15%, 11/15/41	150,000	173,258
Celgene Corp., 5.00%, 08/15/45	300,000	342,024
Gilead Sciences, Inc., 5.65%, 12/01/41	150,000	188,686
Total Biotechnology		703,968
See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (continued)	September 30, 2017
Investments	Principal	Value
CORPORATE BONDS‡‡‡ (continued)
Chemicals – 0.4%
Dow Chemical Co. (The), 5.25%, 11/15/41	$150,000	$170,711
LYB International Finance BV (Netherlands), 4.88%, 03/15/44	300,000	327,861
Total Chemicals		498,572
Commercial Services – 0.5%
ERAC USA Finance LLC, 5.63%, 03/15/42(c)	300,000	349,330
S&P Global, Inc., 6.55%, 11/15/37	150,000	194,695
Verisk Analytics, Inc., 5.50%, 06/15/45	150,000	171,259
Total Commercial Services		715,284
Diversified Financial Services – 0.1%
Quicken Loans, Inc., 5.75%, 05/01/25(c)	150,000	158,250
Electric Utilities – 0.9%
Dominion Energy, Inc., 7.00%, 06/15/38	150,000	201,427
Exelon Generation Co. LLC, 5.75%, 10/01/41	300,000	312,102
Iberdrola International BV (Netherlands), 6.75%, 07/15/36	150,000	197,293
Progress Energy, Inc., 6.00%, 12/01/39	150,000	190,088
Southern Power Co., 5.15%, 09/15/41	250,000	273,144
Total Electric Utilities		1,174,054
Electronics – 0.2%
Corning, Inc., 4.75%, 03/15/42	150,000	161,617
Keysight Technologies, Inc., 4.55%, 10/30/24	150,000	158,660
Total Electronics		320,277
Environmental Control – 0.1%
Browning-Ferris Industries, Inc., 7.40%, 09/15/35	131,000	174,902
Food Products – 0.9%
Conagra Brands, Inc., 7.13%, 10/01/26	300,000	372,137
Ingredion, Inc., 6.63%, 04/15/37	100,000	127,306
Kellogg Co., Series B, 7.45%, 04/01/31	150,000	204,774
Kraft Heinz Foods Co., 5.20%, 07/15/45	150,000	165,575
Kroger Co. (The), 6.90%, 04/15/38	150,000	187,895
Tyson Foods, Inc., 5.15%, 08/15/44	150,000	172,166
Total Food Products		1,229,853
Healthcare - Products – 0.1%
Becton Dickinson and Co., 4.69%, 12/15/44	150,000	157,269
Healthcare - Services – 1.6%
AHS Hospital Corp., 5.02%, 07/01/45	300,000	357,024
Anthem, Inc., 5.85%, 01/15/36	150,000	182,482
Dignity Health, 5.27%, 11/01/64	300,000	313,091
See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (continued)	September 30, 2017
Investments	Principal	Value
CORPORATE BONDS‡‡‡ (continued)
Healthcare - Services (continued)
Humana, Inc., 8.15%, 06/15/38	$100,000	$143,581
Laboratory Corp. of America Holdings, 4.70%, 02/01/45	300,000	309,620
Northwell Healthcare, Inc., 6.15%, 11/01/43	150,000	191,144
Ochsner Clinic Foundation, 5.90%, 05/15/45	300,000	377,187
Quest Diagnostics, Inc., 4.70%, 03/30/45	300,000	317,832
Total Healthcare - Services		2,191,961
Home Furnishings – 0.1%
Whirlpool Corp., 5.15%, 03/01/43	150,000	168,271
Hotels, Restaurants & Leisure – 0.2%
Marriott International, Inc., 4.50%, 10/01/34	300,000	316,762
Insurance – 1.2%
American International Group, Inc., 6.82%, 11/15/37	150,000	194,013
Aon Corp., 6.25%, 09/30/40	150,000	194,417
Assurant, Inc., 6.75%, 02/15/34	150,000	184,211
Berkshire Hathaway Finance Corp., 5.75%, 01/15/40	150,000	193,568
Hartford Financial Services Group, Inc. (The), 6.63%, 04/15/42	150,000	196,388
Loews Corp., 6.00%, 02/01/35	125,000	154,194
MetLife, Inc., 4.13%, 08/13/42	150,000	152,191
Protective Life Corp., 8.45%, 10/15/39	125,000	186,190
Prudential Financial, Inc., 6.63%, 12/01/37	125,000	167,321
Total Insurance		1,622,493
Internet – 0.4%
Amazon.com, Inc., 4.80%, 12/05/34	150,000	170,652
eBay, Inc., 4.00%, 07/15/42	100,000	89,756
VeriSign, Inc., 4.63%, 05/01/23	300,000	310,500
Total Internet		570,908
Media – 1.5%
21st Century Fox America, Inc., 5.40%, 10/01/43	150,000	175,049
CBS Corp., 4.90%, 08/15/44	300,000	317,527
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.38%, 10/23/35	300,000	352,500
Discovery Communications LLC, 4.88%, 04/01/43	300,000	293,012
Time Warner Cable LLC, 7.30%, 07/01/38	150,000	188,603
Time Warner Cable LLC, 5.88%, 11/15/40	100,000	109,975
Viacom, Inc., 3.88%, 04/01/24	300,000	301,593
Viacom, Inc., 5.85%, 09/01/43	300,000	311,548
Total Media		2,049,807
See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (continued)	September 30, 2017
Investments	Principal	Value
CORPORATE BONDS‡‡‡ (continued)
Mining – 0.3%
Arconic, Inc., 6.75%, 01/15/28	$150,000	$174,281
Barrick North America Finance LLC, 7.50%, 09/15/38	150,000	199,257
Total Mining		373,538
Miscellaneous Manufacturing – 0.5%
Ingersoll-Rand Global Holding Co. Ltd., 5.75%, 06/15/43	300,000	374,396
Trinity Industries, Inc., 4.55%, 10/01/24	300,000	306,375
Total Miscellaneous Manufacturing		680,771
Office & Business Equipment – 0.1%
Xerox Corp., 6.75%, 12/15/39	150,000	159,574
Oil & Gas Services – 0.2%
Cameron International Corp., 5.13%, 12/15/43	300,000	328,677
Oil, Gas & Consumable Fuels – 1.7%
Apache Corp., 6.00%, 01/15/37	300,000	351,684
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/39	150,000	173,460
Continental Resources, Inc., 3.80%, 06/01/24	150,000	144,750
Devon Energy Corp., 5.60%, 07/15/41	300,000	330,804
Enbridge Energy Partners LP, Series B, 7.50%, 04/15/38	150,000	193,024
Enterprise Products Operating LLC, 5.10%, 02/15/45	300,000	334,501
Kinder Morgan, Inc., 4.30%, 06/01/25	150,000	157,375
Phillips 66, 4.88%, 11/15/44	300,000	326,196
Plains All American Pipeline LP / PAA Finance Corp., 4.30%, 01/31/43	150,000	130,433
Southwestern Energy Co., 6.70%, 01/23/25	150,000	152,861
Total Oil, Gas & Consumable Fuels		2,295,088
Pharmaceuticals – 0.9%
Allergan Funding SCS (Luxembourg), 4.85%, 06/15/44	150,000	163,819
Baxalta, Inc., 5.25%, 06/23/45	300,000	347,865
Cardinal Health, Inc., 4.90%, 09/15/45	150,000	166,692
Express Scripts Holding Co., 6.13%, 11/15/41	150,000	181,067
McKesson Corp., 6.00%, 03/01/41	150,000	187,782
Zoetis, Inc., 4.70%, 02/01/43	150,000	166,481
Total Pharmaceuticals		1,213,706
Real Estate – 0.2%
CBRE Services, Inc., 4.88%, 03/01/26	300,000	322,480
Real Estate Investment Trusts (REITs) – 0.3%
American Tower Corp., 4.00%, 06/01/25	150,000	155,655
Welltower, Inc., 6.50%, 03/15/41	150,000	191,553
See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (continued)	September 30, 2017
Investments	Principal	Value
CORPORATE BONDS‡‡‡ (continued)
Real Estate Investment Trusts (REITs) (continued)
Total Real Estate Investment Trusts (REITs)		$347,208
Retail – 1.4%
Coach, Inc., 4.25%, 04/01/25	$300,000	310,195
Darden Restaurants, Inc., 7.05%, 10/15/37	300,000	390,077
Macy's Retail Holdings, Inc., 6.70%, 09/15/28	150,000	156,794
Nordstrom, Inc., 6.95%, 03/15/28	110,000	122,585
QVC, Inc., 4.45%, 02/15/25	300,000	306,000
Walgreens Boots Alliance, Inc., 4.50%, 11/18/34	300,000	312,469
Yum! Brands, Inc., 5.35%, 11/01/43	300,000	283,125
Total Retail		1,881,245
Semiconductors – 0.6%
Applied Materials, Inc., 5.85%, 06/15/41	150,000	191,030
KLA-Tencor Corp., 5.65%, 11/01/34	300,000	340,263
QUALCOMM, Inc., 4.80%, 05/20/45	300,000	330,389
Total Semiconductors		861,682
Technology Hardware, Storage & Peripherals – 0.3%
Hewlett-Packard Co., 6.00%, 09/15/41	300,000	319,134
Seagate HDD Cayman (Cayman Islands), 4.88%, 06/01/27	150,000	141,332
Total Technology Hardware, Storage & Peripherals		460,466
Telecommunications – 0.7%
America Movil SAB de CV (Mexico), 6.38%, 03/01/35	125,000	156,276
AT&T, Inc., 6.38%, 03/01/41	145,000	170,356
AT&T, Inc., 4.35%, 06/15/45	150,000	136,619
Rogers Communications, Inc. (Canada), 7.50%, 08/15/38	125,000	176,599
Verizon Communications, Inc., 5.01%, 08/21/54	300,000	301,688
Total Telecommunications		941,538
Toys, Games & Hobbies – 0.3%
Hasbro, Inc., 5.10%, 05/15/44	300,000	325,360
Mattel, Inc., 5.45%, 11/01/41	150,000	150,876
Total Toys, Games & Hobbies		476,236
Transportation – 0.3%
Burlington Northern Santa Fe LLC, 5.75%, 05/01/40	150,000	190,757
Kansas City Southern Railway Co. (The), 4.30%, 05/15/43	150,000	152,541
Total Transportation		343,298
Total Corporate Bonds
(Cost $22,885,067)		24,992,114
See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (continued)	September 30, 2017
Investments	Principal	Value
MORTGAGE BACKED SECURITIES (MBS) ‡‡‡ – 3.5% (2.7% of Total Investments)
Commercial MBS – 3.5%
Citigroup Commercial Mortgage Trust, Class D, Series 2013-GC11, 04/10/46, 4.60%(c)(d)(e)	$275,000	$256,309
COMM 2012-CCRE4 Mortgage Trust, Class D, Series 2012-CR4, 10/15/45, 4.74%(c)(d)(e)	420,000	365,075
GS Mortgage Securities Trust, Class C, Series 2014-GC22, 06/10/47, 4.80%(d)(e)	240,000	244,573
GS Mortgage Securities Trust, Class D, Series 2013-GC13, 07/10/46, 4.20%(c)(d)(e)	300,000	276,106
JP MBB Commercial Mortgage Securities Trust, Class D, Series 2013-C12, 07/15/45, 4.22%(d)(e)	250,000	221,897
JP Morgan Chase Commercial Mortgage Securities Corp., Class E, Series 2012-LC9, 12/15/47, 4.53%(c)(d)(e)	400,000	375,869
JP Morgan Chase Commercial Mortgage Securities Trust, Class C, Series 2014-C20, 07/15/47, 4.72%(d)(e)	250,000	251,890
JP Morgan Chase Commercial Mortgage Securities Trust, Class D, Series 2010-C2, 11/15/43, 5.85%(c)(d)(e)	140,000	144,131
JP Morgan Chase Commercial Mortgage Securities Trust, Class D, Series 2011-C5, 08/15/46, 5.59%(c)(d)(e)	400,000	403,525
JP Morgan Chase Commercial Mortgage Securities Trust, Class E, Series 2012-CBX, 06/15/45, 5.39%(c)(d)(e)	400,000	391,284
JP Morgan Chase Commercial Mortgage Securities Trust, Class E, Series 2012-C8, 10/15/45, 4.81%(c)(d)(e)	100,000	93,684
Morgan Stanley Bank of America Merrill Lynch Trust, Class D, Series 2013-C7, 02/15/46, 4.40%(c)(d)(e)	250,000	232,349
Morgan Stanley Bank of America Merrill Lynch Trust, Class D, Series 2013-C11, 08/15/46, 4.52%(c)(d)(e)	250,000	200,958
Wells Fargo Commercial Mortgage Trust, Class D, Series 2012-LC5, 10/15/45, 4.78%(c)(d)(e)	105,000	99,807
WFRBS Commercial Mortgage Trust, Class C, Series 2014-LC14, 03/15/47, 4.34%(d)(e)	375,000	366,744
WFRBS Commercial Mortgage Trust, Class D, Series 2013-C11, 03/15/45, 4.35%(c)(d)(e)	200,000	182,232
WFRBS Commercial Mortgage Trust, Class D, Series 2012-C10, 12/15/45, 4.59%(c)(d)(e)	140,000	124,454
WFRBS Commercial Mortgage Trust, Class D, Series 2013-C14, 06/15/46, 4.13%(c)(d)(e)	400,000	354,348
WFRBS Commercial Mortgage Trust, Class D, Series 2013-C17, 12/15/46, 5.29%(c)(d)(e)	300,000	288,353
Total Mortgage Backed Securities (MBS)
(Cost $5,127,145)		$4,873,588
See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (continued)	September 30, 2017
Investments		Principal	Value
MUNICIPAL BONDS‡‡‡ – 1.1% (0.8% of Total Investments)
City of Fresno CA Water System Revenue, 6.75%, 06/01/40		$200,000	$267,002
City of Pompano Beach FL, 5.58%, 01/01/40		285,000	303,950
Health Care Authority For Baptist Health (The), 5.50%, 11/15/43		300,000	333,360
Hillsborough County Aviation Authority, 5.25%, 10/01/41		145,000	151,249
Miami-Dade County Educational Facilities Authority, 5.07%, 04/01/50		200,000	220,068
Port Authority of New York & New Jersey, 4.82%, 06/01/45		150,000	161,438
Total Municipal Bonds
(Cost $1,336,866)			1,437,067
		Shares	Value
MONEY MARKET FUND‡‡‡ – 0.1% (0.1% of Total Investments)
Morgan Stanley Institutional Liquidity Treasury Portfolio – Institutional Share Class, 0.90%(f)
(Cost $112,281)		112,281	112,281
	Number of Contracts	Notional Amount	Value
LISTED PUT OPTIONS PURCHASED‡‡‡– 0.0% (0% of Total Investments)(g)
Philip Morris International, Inc., Option expiring 10/20/17, Strike Price $105.00	200	2,220,200	5,400
Regal Entertainment Group, Option expiring 10/20/17, Strike Price $12.50	1,250	2,000,000	6,250
Total Listed Put Options Purchased
(Cost $13,639)			11,650
Total Investments – 131.9%
(Cost $178,649,346)			183,176,352
	Number of Contracts	Notional Amount	Value
LISTED PUT OPTIONS WRITTEN‡‡‡ – (0.0)%(g)
Philip Morris International, Inc., Expires 10/20/17, Strike Price $110.00
(Premium Received $16,593)	200	2,220,200	(25,200)
Regal Entertainment Group, Expires 10/20/17, Strike Price $15.00
(Premium Received $35,567)	1,250	2,000,000	(37,500)
Total Listed Put Options Written – 0.0%
(Premiums Received $52,160)			(62,700)
Line of Credit Payable – (32.4)%			(45,000,000)
Other Assets in Excess of Liabilities – 0.5%			750,483
Net Assets – 100.0%			$138,864,135
See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (continued)	September 30, 2017

ADR -	American Depositary Receipt
ETF -	Exchange Traded Fund
LP -	Limited Partnership
PLC -	Public Limited Company

‡	Securities are U.S. securities, unless otherwise noted below.
‡‡	Fair value Level 1 security, unless otherwise noted.
‡‡‡	Fair value Level 2 security.
(a)	All or a portion of this security has been pledged as collateral for written options contracts. The aggregate market value of securities pledged was $12,285,819.
(b)	Security represents an ETF which invests primarily in debt securities and is considered a debt security for purposes of the Fund’s allocation between equity and debt securities.
(c)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Total fair value of Rule 144A securities amounts to $4,296,064 which represents approximately 3.1% of net assets as of September 30, 2017. Unless otherwise noted, 144A securities are deemed to be liquid.
(d)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.
(e)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(f)	Rate shown reflects the 7-day yield as of September 30, 2017.
(g)	Less than 0.05%

See Notes to Schedules of Investments.

The following table summarizes the valuation of the Fund’s investments under the fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Assets Type
Common Stocks*	$93,042,374	$–	$–	$93,042,374
Preferred Stocks
Banks	12,505,300	9,590,900	–	22,096,200
Capital Markets	6,494,200	542,800	–	7,037,000
Consumer Finance	1,527,000	1,630,200	–	3,157,200
Electric Utilities	548,000	1,000,000	–	1,548,000
Insurance	3,002,100	–	–	3,002,100
Corporate Bonds*	–	24,992,114	–	24,992,114
Exchange - Traded Funds*	16,701,889	–	–	16,701,889
Master Limited Partnerships*	5,164,889	–	–	5,164,889
Mortgage Backed Securities*	–	4,873,588	–	4,873,588
Municipal Bonds*	–	1,437,067	–	1,437,067
Purchased Options	–	11,650	–	11,650
Money Market Fund	–	112,281	–	112,281
Total Asset Type	$138,985,752	$44,190,600	$–	$183,176,352
Liability Type
Other Financial Instruments
Written Options	–	(62,700)	–	(62,700)
Total Investments	$138,985,752	$44,127,900	$–	$183,113,652

*	Please refer to the Schedule of Investments for breakdown of valuations by industry

For information on the Fund’s policy regarding the valuation of investments, please refer to Note 2 in the notes to the Schedule of Investments.

It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period. Preferred Stocks valued at $5,289,800 were transferred from Level 1 to Level 2 and $501,200 were transferred from Level 2 to Level 1 during the period ended September 30, 2017, due to changes in trading volume of the securities. The Fund held no level 3 securities during the period ended September 30, 2017.

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (concluded)	September 30, 2017

SUMMARY OF SCHEDULE OF INVESTMENTS	% of Net Assets
Advertising	0.1%
Aerospace & Defense	0.2
Agriculture	6.1
Auto Parts & Equipment	0.2
Automobiles	2.7
Banks	21.1
Beverages	0.2
Biotechnology	0.5
Capital Markets	5.1
Chemicals	3.6
Commercial MBS	3.5
Commercial Services	0.5
Communications Equipment	2.8
Consumer Finance	2.3
Debt Fund	12.0
Diversified Financial Services	0.1
Electric Utilities	7.2
Electronics	0.2
Environmental Control	0.1
Food Products	0.9
Healthcare - Products	0.1
Healthcare - Services	1.6
Home Furnishings	0.1
Hotels, Restaurants & Leisure	0.2
Household Durables	2.3
Industrial Conglomerates	2.5
Insurance	4.9
Internet	0.4
Media	4.1
Mining	0.3
Miscellaneous Manufacturing	0.5
Money Market Fund	0.1
Multi-Utilities	4.1
Municipal Bonds	1.1
Office & Business Equipment	0.1
Oil & Gas Services	0.2
Oil, Gas & Consumable Fuels	10.4
Pharmaceuticals	7.5
Purchased Put Option	0.0	(a)
Real Estate	0.2
Real Estate Investment Trusts (REITs)	8.4
Retail	1.4
Semiconductors	0.6
Technology Hardware, Storage & Peripherals	2.6
Telecommunications	8.2
Toys, Games & Hobbies	0.3
Transportation	0.3
Total Investments	131.9
Written Put Options	(0.0	)(a)
Line of Credit Payable	(32.4)
Other Assets in Excess of Liabilities	0.5
Net Assets	100.0%

(a)	Less than 0.05%

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund Notes to the Schedule of Investments (unaudited)	September 30, 2017

1. ORGANIZATION AND OPERATIONS

Eagle Growth and Income Opportunities Fund (the “Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund is a statutory trust established under the laws of Delaware by a certificate of Trust dated April 22, 2013. The Fund commenced operations on June 19, 2015.

The Fund’s investment objective is to provide total return through a combination of current income and capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its Managed Assets in dividend or other income paying equity securities and debt securities, excluding securities that distribute a return of capital, original issue discount bonds and payment-in-kind debt instruments.

Four Wood Capital Advisors LLC (the “Adviser” or “FWCA”) serves as the Fund’s investment adviser. FWCA has engaged Eagle Asset Management, Inc. (“Eagle”), a wholly-owned subsidiary of Raymond James Financial, Inc., as a sub-adviser for the Fund, responsible for the management of the Fund’s portfolio of equity and debt securities. FWCA has also engaged Recon Capital Partners, LLC (“Recon Capital”) to serve as a sub-adviser for the Fund, responsible for the management of the Fund’s options strategy.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the Fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The Fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

The following summarizes the significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: The Fund holds portfolio securities that are fair valued at the close of each day on the New York Stock Exchange (“NYSE”), normally at 4:00 P.M., Eastern Time. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to a valuation committee (the “Committee”), subject to the Board’s supervision and direction, through the adoption of procedures for valuation of the Fund’s securities (the “Valuation Procedures”). The Committee consists of certain designated individuals of the Fund’s Adviser and Sub-adviser. Under the current Valuation Procedures, the Committee is responsible for, among other things, determining and monitoring the value of the Fund’s assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities.

The Fund’s securities are valued by various methods, as described below:

Exchange traded securities are valued at the last quoted sales price as of the close of the exchange or, in the absence of a sale, the closing bid price, with the exception that for securities traded on the London Stock Exchange and National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), those securities are valued at the official closing price.

Fixed income securities are valued at prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations, or in the absence of broker-dealer supplied valuations, matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

Eagle Growth and Income Opportunities Fund Notes to the Schedule of Investments (unaudited) (continued)	September 30, 2017

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Options contracts listed for trading on a securities exchange or board of trade are valued at the last quoted sales price or, in the absence of a sale, the mean of the last bid and asked prices.

Money market funds are valued based on the Fund’s proportionate interest in its net assets.

Fair Value Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions that a market participant would use in valuing the asset or liability based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism.

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities.

The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2017 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

Eagle Growth and Income Opportunities Fund Notes to the Schedule of Investments (unaudited) (continued)	September 30, 2017

3. UNREALIZED APPRECIATION/(DEPRECIATION)

On September 30, 2017 based on cost of $178,654,832 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $13,816,642 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,295,122 resulting in net unrealized appreciation of $4,521,520.

4. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund is authorized to invest in certain derivative instruments, including options. The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. For the period ended September 30, 2017, the Fund had purchase and written options activity.

The average monthly volume of index options written during the period ended September 30, 2017, was $31,705.

As of September 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under put option contracts.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) were effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Eagle Growth and Income Opportunities Fund

By (Signature and Title)*	/s/ Steven A. Baffico
Steven A. Baffico, President
(principal executive officer)

Date	11/29/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steven A. Baffico
Steven A. Baffico, President
(principal executive officer)

Date	11/29/17

By (Signature and Title)*	/s/ Jennifer Wilson
Jennifer Wilson, Treasurer and Principal Financial Officer
(principal financial officer)

Date	11/29/17

* Print the name and title of each signing officer under his or her signature.